Transactions with Related Parties (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended
	Jan. 01, 2022	Jan. 01, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Due to related parties			$ 8,513,000		$ 8,513,000		$ 7,747,000
Due from related parties			11,764,000		11,764,000		14,607,000
Tsakos Columbia Shipmanagement S.A. [Member]
Related Party Transaction [Line Items]
Management fees			476,000	$ 488,000	1,058,000	$ 1,014,000
Due from related parties			11,764,000		11,764,000		14,565,000
Estimated future management fees payable over the next ten years [Member]
Related Party Transaction [Line Items]
Management Fee, Payable in 2022			10,796,000		10,796,000
Management Fee, Payable in 2023			20,967,000		20,967,000
Management Fee, Payable in 2024			21,282,000		21,282,000
Management Fee, Payable in 2025			20,808,000		20,808,000
Management Fee, Payable in 2026			20,274,000		20,274,000
Management Fee, Payable from 2027 to 2031			86,973,000		86,973,000		86,973,000
Tsakos Energy Management Limited [Member]
Related Party Transaction [Line Items]
Management fees			5,041,000	5,100,000	10,005,000	10,204,000
Supervisory services expenses			302,000	122,000	599,000	245,000
Due to related parties			$ 117,000		$ 117,000
Due from related parties							12,000
TCM Tsakos Maritime Philippines [Member] | Tsakos Columbia Shipmanagement S.A. [Member]
Related Party Transaction [Line Items]
Ownership percentage			25.00%		25.00%
Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Management fees			$ 2,709,000	1,715,000	$ 4,529,000	3,448,000
Due to related parties			2,624,000		$ 2,624,000		1,439,000
Commissions On Charter Hire Agreements					1.25%
Accrued liabilities			386,000		$ 386,000		338,000
Tsakos Shipping And Trading S.A. [Member] | Optional fee of $200 on delivery of each new-building vessel [Member]
Related Party Transaction [Line Items]
Commissions In Connection With Delivery Of Each New Building					0
Argosy Insurance Company Limited [Member]
Related Party Transaction [Line Items]
Due to related parties			5,219,000		5,219,000		5,805,000
General Insurance Expense			2,890,000	2,599,000	5,141,000	4,791,000
Accrued Insurance, Current			356,000		356,000		1,000
AirMania Travel S.A. [Member]
Related Party Transaction [Line Items]
Due to related parties			553,000		553,000		$ 503,000
General Services Costs			$ 1,636,000	$ 1,443,000	2,892,000	2,276,000
Operating conventional vessels [Member]
Related Party Transaction [Line Items]
Monthly Management Fees	$ 27,500	$ 27,500			28,500
Ulysses, Hercules I, Sapporo Princess, Maria Princess and Eurochampion 2004 [Member]
Related Party Transaction [Line Items]
Monthly Management Fees	28,600	28,000			29,100
Afrodite and Ariadne [Member]
Related Party Transaction [Line Items]
Monthly Management Fees	27,500				27,500
Vessels chartered out on bare-boat basis and vessels under construction [Member]
Related Party Transaction [Line Items]
Monthly Management Fees	20,400	20,400			21,000
DP2 Shuttle Tankers [Member]
Related Party Transaction [Line Items]
Monthly Management Fees	35,000	35,000			36,000
Maria Energy and Neo Energy [Member]
Related Party Transaction [Line Items]
Monthly Management Fees	38,900	$ 38,700			42,400
Tenergy [Member]
Related Party Transaction [Line Items]
Monthly Management Fees	$ 30,800				34,300
Aframax Tanker Proteas [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Brokerage commission amount					206,000	206,000
Panamax Tanker Maya [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Brokerage commission amount					$ 96,000	$ 96,000